Document and Entity Information	Apr. 29, 2024
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001598665
Document Type	8-K
Document Period End Date	Apr. 29, 2024
Entity Registrant Name	HERITAGE INSURANCE HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-36462
Entity Tax Identification Number	45-5338504
Entity Address, Address Line One	1401 N. Westshore Blvd
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(727)
Local Phone Number	362-7200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	HRTG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false